Other Payables and Accruals	12 Months Ended
Dec. 31, 2024
Other Payables and Accruals
Other Payables and Accruals

5.           Other Payables and Accruals

Other payables and accruals consist of the following:

	December 31,	December 31,
	2023	2024
	HK$	HK$

Accrued salaries, wages and bonus	40	40
Accrued audit and professional fees	1,133	498
	1,173	538